Contract balances and Other liabilities (Details 2) ₨ in Thousands	12 Months Ended
Mar. 31, 2019 INR (₨)
Balance as of March 31, 2018	₨ 1,948,167
Add: Impact due to adoption of IFRS 15	146,926
Balance as of April 1, 2018	2,095,093
Less: Revenue recognized during the period	(11,610,003)
Add: Invoiced during the period but revenue not recognized	11,869,275
Add: Translation gain or (loss)	1,822
Balance as at March 31, 2019	₨ 2,356,187